Quarterly Report
September 30, 2020
MFS®  Research
International Portfolio
MFS® Variable Insurance Trust II
RSS-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Airlines – 0.8%
Aena S.A. (a)	12,000	$1,671,498
Ryanair Holdings PLC, ADR (a)	21,425	1,751,708
		$3,423,206
Alcoholic Beverages – 1.5%
Diageo PLC	175,422	$6,009,641
Apparel Manufacturers – 4.2%
Adidas AG (a)	17,366	$5,621,607
Burberry Group PLC	59,563	1,194,359
Compagnie Financiere Richemont S.A.	36,272	2,429,816
LVMH Moet Hennessy Louis Vuitton SE	16,996	7,945,559
		$17,191,341
Automotive – 1.7%
Koito Manufacturing Co. Ltd.	65,900	$3,359,602
USS Co. Ltd.	208,200	3,724,232
		$7,083,834
Brokerage & Asset Managers – 2.9%
Euronext N.V.	66,319	$8,289,782
Hong Kong Exchanges & Clearing Ltd.	75,100	3,530,029
		$11,819,811
Business Services – 0.8%
Nomura Research Institute Ltd.	114,900	$3,371,882
Computer Software – 0.5%
Cadence Design Systems, Inc. (a)	19,893	$2,121,191
Computer Software - Systems – 4.0%
Amadeus IT Group S.A.	55,832	$3,098,451
Constellation Software, Inc.	2,168	2,409,100
EPAM Systems, Inc. (a)	11,457	3,703,819
Fujitsu Ltd.	19,200	2,629,065
Hitachi Ltd.	136,300	4,605,536
		$16,445,971
Conglomerates – 0.3%
Melrose Industries PLC	728,033	$1,074,162
Construction – 2.0%
Techtronic Industries Co. Ltd.	417,000	$5,483,406
Toto Ltd.	62,400	2,863,045
		$8,346,451
Consumer Products – 2.2%
Kao Corp.	54,800	$4,112,199
Reckitt Benckiser Group PLC	52,494	5,120,811
		$9,233,010
Consumer Services – 1.3%
51job, Inc., ADR (a)	23,199	$1,809,290
Carsales.com Ltd.	52,972	786,604
Persol Holdings Co. Ltd.	110,900	1,803,797

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – continued
SEEK Ltd.	66,535	$1,017,816
		$5,417,507
Containers – 0.8%
Brambles Ltd.	445,567	$3,354,258
Electrical Equipment – 3.6%
Legrand S.A.	57,464	$4,587,560
Schneider Electric SE	82,786	10,274,983
		$14,862,543
Electronics – 3.6%
Kyocera Corp.	56,700	$3,239,723
NXP Semiconductors N.V.	28,389	3,543,231
Samsung Electronics Co. Ltd.	64,315	3,240,555
Taiwan Semiconductor Manufacturing Co. Ltd.	310,804	4,667,833
		$14,691,342
Energy - Independent – 0.2%
Oil Search Ltd.	533,620	$1,013,460
Energy - Integrated – 2.3%
BP PLC	882,038	$2,563,085
Cairn Energy PLC (a)	837,639	1,548,298
Eni S.p.A.	208,618	1,631,986
Galp Energia SGPS S.A., “B”	214,339	1,988,299
Idemitsu Kosan Co. Ltd.	81,400	1,734,271
		$9,465,939
Food & Beverages – 4.5%
Danone S.A.	75,424	$4,883,152
Nestle S.A.	114,665	13,612,150
		$18,495,302
Food & Drug Stores – 0.2%
Sugi Holdings Co. Ltd.	12,000	$848,430
Gaming & Lodging – 0.5%
Flutter Entertainment PLC	12,896	$2,030,992
Insurance – 5.1%
AIA Group Ltd.	740,400	$7,293,813
AON PLC	31,515	6,501,544
Hiscox Ltd.	265,923	3,065,555
Zurich Insurance Group AG	11,746	4,083,917
		$20,944,829
Internet – 3.3%
NAVER Corp.	12,210	$3,095,567
NetEase.com, Inc., ADR	9,235	4,198,877
Scout24 AG	32,002	2,795,295
Tencent Holdings Ltd.	49,300	3,283,053
		$13,372,792

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.6%
Nintendo Co. Ltd.	6,100	$3,467,730
Prosus N.V. (a)	20,471	1,888,896
Yamaha Corp.	25,200	1,206,227
		$6,562,853
Machinery & Tools – 6.3%
Daikin Industries Ltd.	37,900	$6,988,405
GEA Group AG	113,629	4,005,413
Kubota Corp.	285,200	5,101,899
Ritchie Bros. Auctioneers, Inc.	57,276	3,396,857
Schindler Holding AG	16,515	4,509,552
SMC Corp.	3,500	1,947,952
		$25,950,078
Major Banks – 3.3%
BNP Paribas (a)	138,518	$5,017,956
Mitsubishi UFJ Financial Group, Inc.	880,700	3,494,989
UBS Group AG	440,017	4,912,203
		$13,425,148
Medical Equipment – 3.6%
EssilorLuxottica (a)	38,228	$5,198,451
Koninklijke Philips N.V. (a)	110,246	5,196,168
Terumo Corp.	108,000	4,302,885
		$14,697,504
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	396,000	$1,772,931
Natural Gas - Pipeline – 0.8%
APA Group	232,441	$1,723,524
TC Energy Corp.	37,973	1,594,150
		$3,317,674
Other Banks & Diversified Financials – 4.4%
AIB Group PLC (a)	997,298	$1,024,291
HDFC Bank Ltd. (a)	257,258	3,790,714
Julius Baer Group Ltd.	99,910	4,259,775
KBC Group N.V.	56,409	2,824,571
Macquarie Group Ltd.	29,773	2,557,422
PT Bank Central Asia Tbk	729,800	1,329,139
Visa, Inc., “A”	11,557	2,311,053
		$18,096,965
Pharmaceuticals – 10.2%
Bayer AG	74,020	$4,626,494
Kyowa Kirin Co. Ltd.	198,900	5,649,559
Novo Nordisk A.S., “B”	153,573	10,667,453
Roche Holding AG	41,338	14,144,369
Santen Pharmaceutical Co. Ltd.	333,300	6,834,291
		$41,922,166
Printing & Publishing – 1.6%
Wolters Kluwer N.V.	75,974	$6,488,274

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 3.2%
ESR Cayman Ltd. (a)	521,400	$1,626,762
Grand City Properties S.A.	227,123	5,490,906
LEG Immobilien AG	40,917	5,843,127
		$12,960,795
Restaurants – 0.6%
Yum China Holdings, Inc.	50,325	$2,664,709
Specialty Chemicals – 8.8%
Akzo Nobel N.V.	57,459	$5,821,925
Croda International PLC	63,828	5,153,229
Kansai Paint Co. Ltd.	78,900	1,959,732
Linde PLC	41,914	9,921,782
Nitto Denko Corp.	52,800	3,442,267
Sika AG	18,732	4,602,412
Symrise AG	38,688	5,352,449
		$36,253,796
Telecommunications - Wireless – 2.7%
Advanced Info Service Public Co. Ltd.	296,700	$1,601,126
KDDI Corp.	169,100	4,277,546
SoftBank Corp.	85,900	5,304,089
		$11,182,761
Telephone Services – 1.0%
Hellenic Telecommunications Organization S.A.	138,368	$1,997,046
Tele2 AB, “B” (l)	141,633	1,999,764
		$3,996,810
Tobacco – 1.8%
British American Tobacco PLC	136,914	$4,921,094
Japan Tobacco, Inc.	144,400	2,636,859
		$7,557,953
Utilities - Electric Power – 2.7%
CLP Holdings Ltd.	261,000	$2,432,852
E.ON SE	137,544	1,520,391
Iberdrola S.A.	381,453	4,694,860
Orsted A.S.	16,438	2,266,150
		$10,914,253
Total Common Stocks		$408,382,564
Investment Companies (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.1% (v)	459,320	$459,320
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (j)	125,750	$125,750

Other Assets, Less Liabilities – 0.6%		2,541,828
Net Assets – 100.0%		$411,509,462
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $459,320 and $408,508,314, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$3,371,882	$85,534,330	$—	$88,906,212
Switzerland	43,558,074	8,996,120	—	52,554,194
France	4,883,152	41,314,291	—	46,197,443
Germany	31,250,269	4,005,413	—	35,255,682
United Kingdom	11,943,810	18,706,424	—	30,650,234
United States	24,559,389	—	—	24,559,389
Netherlands	22,938,494	—	—	22,938,494
Hong Kong	—	18,740,100	—	18,740,100
China	8,672,876	6,682,746	—	15,355,622
Other Countries	20,852,307	52,372,887	—	73,225,194
Mutual Funds	585,070	—	—	585,070
Total	$172,615,323	$236,352,311	$—	$408,967,634
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At September 30, 2020, the value of securities loaned was $790,610. These loans were collateralized by cash of $125,750 and U.S. Treasury Obligations (held by the lending agent) of $708,816.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,690,276	$59,984,723	$62,215,139	$(820)	$280	$459,320
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$12,989	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2020, are as follows:
Japan	21.6%
Switzerland	12.8%
France	11.2%
Germany	8.6%
United Kingdom	7.5%
United States	6.7%
Netherlands	5.6%
Hong Kong	4.5%
China	3.7%
Other Countries	17.8%
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.